As filed with the Securities and Exchange Commission on March 29, 2016

Securities Act Registration No. 333-205324

Investment Company Act Reg. No. 811-23068

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 11

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 13
(Check appropriate box or boxes.)

Pointbreak ETF Trust

(Exact Name of Registrant as Specified in Charter)

915 Creed Road, Oakland CA 94610

(Address of Principal Executive Offices) (Zip Code)

(510) 414-5153

(Registrant’s Telephone Number, including Area Code)

Heather Harker

Secretary

Pointbreak Advisers LLC

1500 West Avenue, Richmond VA 23220

(Name and Address of Agent for Service)

Copies to:

W. Thomas Conner

Reed Smith LLP

1301 K Street, NW

Washington, DC 20005

Phone: (202) 414-9208

Facsimile:

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement. It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 28, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement of the above-referenced Trust is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii). As indicated on the facing page of this Amendment, the filing is being made to designate a new effective date for the Trust’s Rule 485(a) Post Effective Amendment No. 5 filed with the Commission on January 15, 2016. Such filing was scheduled to be effective on March 30, 2016, and shall be delayed until April 28, 2016.

This Amendment hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B and C of Post-Effective Amendment No. 5 filed on January 15, 2016 in their entirety.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to Registration Statement under the Securities Act of 1933 and Amendment No. 13 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakland, and State of California on this 29th day of March, 2016.

/s/ John T. Hyland
Trustee

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Post-Effective Amendment No. 11 to the Registration Statement below.

Signatures	Title	Date

/s/ John T. Hyland	President, Trustee and Initial Director (Principal Executive Officer)	March 29, 2016

*	Independent Trustee	March 29, 2016

*	Independent Trustee	March 29, 2016

/s/ Howard Mah	Chief Financial Officer (Principal Financial and Accounting Officer)	March 29, 2016

*By	/s/ John T. Hyland
John T. Hyland
Attorney in Fact
pursuant to Power of Attorney dated December 22, 2015